Fair Value - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2023	Feb. 03, 2023	Nov. 09, 2022
Fair Value Disclosures [Abstract]
Sale of private placement warrants (in shares)			985,278	985,278	985,278	10,000,000	316,250
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 3.36	$ 4.56	$ 9.91		$ 0.0575
Warrants
Gain on change in fair value of SAFE and warrant liabilities	$ (20,979)	$ (60)	$ 1,949	$ 563
Brookfield SAFE liability			50,000
Other Expense
Warrants
Gain on change in fair value of SAFE and warrant liabilities			$ 974	$ 563